Related Party and Party in Interest Transactions (Details) - EBP 030 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 6,353,342,000	$ 5,656,943,000
Fidelity Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	7,131,318	7,461,405
Investments, at fair value	$ 171,294,250	$ 139,752,123
Textron Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	13,383,682	14,136,280
Investments, at fair value	$ 1,166,655,549	$ 1,081,284,041
Dividend income	$ 1,110,295	$ 1,152,133